Leases - Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Leases [Abstract]
Right-of-use assets	¥ 941	$ 130	¥ 2,576
Current portion of lease liabilities	620	85	1,888
Non-current lease liabilities	¥ 352	$ 49	¥ 773